Expected credit loss measurement - On-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Credit Risk Exposure [Line Items]
Total allowances and provisions	$ (4,010)	$ (3,685)	$ (3,527)
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,145,133	1,065,747	1,052,521
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,138,262	1,062,530	1,050,326
Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	236,193	231,370	223,329
Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	20,688	20,285	18,111
Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	110,161	101,784	118,302
Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	45,478	38,994	43,959
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	653,195	603,233	587,347
Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	286,744	258,849	251,955
Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	94,056	84,915	83,780
Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	26,866	25,200	25,599
Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25,000	22,033	21,002
Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	161,199	153,007	147,714
Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,315	2,025	1,978
Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,263	4,331	4,204
Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,859	8,221	8,058
Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,894	2,617	2,814
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	72,546	66,864	59,279
of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,682	2,738	2,723
Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	6,872	3,216	2,195
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
Total allowances and provisions	(580)	(493)	(487)
Twelve-month expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,113,992	1,037,577	1,024,746
Twelve-month expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,107,120	1,034,361	1,022,550
Twelve-month expected credit losses | Stages 1 and 2 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	236,007	231,207	223,201
Twelve-month expected credit losses | Stages 1 and 2 | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	20,587	20,248	17,912
Twelve-month expected credit losses | Stages 1 and 2 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	110,161	101,784	118,302
Twelve-month expected credit losses | Stages 1 and 2 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	45,478	38,994	43,959
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	623,137	576,017	560,531
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	273,655	246,480	241,690
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	88,123	79,744	79,480
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	23,058	22,015	21,073
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	21,161	18,578	17,576
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	160,942	152,909	147,326
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,791	1,564	1,533
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,236	4,311	4,089
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,054	7,905	7,136
Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,707	2,403	2,468
Twelve-month expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	71,751	66,110	58,645
Twelve-month expected credit losses | Stages 1 and 2 | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,495	2,600	2,568
Twelve-month expected credit losses | Stages 1 and 2 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	6,872	3,216	2,195
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Credit Risk Exposure [Line Items]
Total allowances and provisions	(708)	(668)	(623)
Lifetime expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	26,479	23,505	23,074
Lifetime expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	26,479	23,505	23,074
Lifetime expected credit losses | Stages 1 and 2 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	186	163	128
Lifetime expected credit losses | Stages 1 and 2 | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	102	37	198
Lifetime expected credit losses | Stages 1 and 2 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25,571	22,744	22,309
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	11,641	10,943	9,009
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,611	4,923	4,071
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,118	2,120	3,493
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,498	2,318	2,293
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	147	1	266
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	479	420	406
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25	12	106
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	727	316	922
Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	131	109	114
Lifetime expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	620	560	439
Lifetime expected credit losses | Stages 1 and 2 | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	97	48	59
Lifetime expected credit losses | Stages 1 and 2 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stage 3
Disclosure Of Credit Risk Exposure [Line Items]
Total allowances and provisions	(2,722)	(2,524)	(2,417)
Lifetime expected credit losses | Stage 3 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,662	4,665	4,701
Lifetime expected credit losses | Stage 3 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,662	4,665	4,701
Lifetime expected credit losses | Stage 3 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stage 3 | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stage 3 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stage 3 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Lifetime expected credit losses | Stage 3 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,486	4,471	4,506
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,448	1,426	1,256
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	322	247	229
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	690	1,065	1,033
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,341	1,137	1,133
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	110	97	122
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	45	41	39
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1	8	9
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	78	0	0
Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	55	106	232
Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	176	194	194
Lifetime expected credit losses | Stage 3 | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	90	89	95
Lifetime expected credit losses | Stage 3 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Gross carrying amount | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	286,891	258,992	252,121
Gross carrying amount | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	94,173	85,020	83,880
Gross carrying amount | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	27,732	26,115	26,427
Gross carrying amount | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	26,225	23,062	21,966
Gross carrying amount | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	161,340	153,120	147,821
Gross carrying amount | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,363	2,069	2,019
Gross carrying amount | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,394	4,454	4,327
Gross carrying amount | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,879	8,240	8,089
Gross carrying amount | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,043	2,743	2,951
Gross carrying amount | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,721	2,778	2,764
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	273,698	246,519	241,736
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	88,149	79,771	79,504
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	23,174	22,097	21,145
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	21,234	18,643	17,631
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	160,953	152,917	147,332
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,798	1,572	1,539
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,244	4,319	4,098
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	8,068	7,921	7,150
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,727	2,418	2,484
Gross carrying amount | Twelve-month expected credit losses | Stages 1 and 2 | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,498	2,603	2,571
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	11,691	10,993	9,079
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,647	4,955	4,098
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,215	2,231	3,617
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,584	2,385	2,341
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	147	1	267
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	491	431	416
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25	12	106
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	732	319	938
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	154	128	134
Gross carrying amount | Lifetime expected credit losses | Stages 1 and 2 | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	99	49	60
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,503	1,480	1,306
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	378	295	278
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,343	1,788	1,665
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,407	2,034	1,993
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	240	203	222
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	74	66	64
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	124	123	122
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	78	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	163	196	334
Gross carrying amount | Lifetime expected credit losses | Stage 3 | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	125	125	132
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(3,595)	(3,336)	(3,195)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(3,595)	(3,336)	(3,195)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(263)	(240)	(186)
Allowance for expected credit loss | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(12)	(11)	(42)
Allowance for expected credit loss | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(3)	(3)	(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(3,187)	(2,955)	(2,830)
Allowance for expected credit loss | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(147)	(143)	(166)
Allowance for expected credit loss | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(117)	(105)	(100)
Allowance for expected credit loss | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(866)	(915)	(828)
Allowance for expected credit loss | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1,225)	(1,030)	(963)
Allowance for expected credit loss | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(141)	(113)	(107)
Allowance for expected credit loss | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(48)	(44)	(41)
Allowance for expected credit loss | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(134)	(123)	(122)
Allowance for expected credit loss | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(20)	(19)	(31)
Allowance for expected credit loss | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(149)	(125)	(137)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(129)	(127)	(135)
Allowance for expected credit loss | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(39)	(40)	(41)
Allowance for expected credit loss | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(378)	(321)	(304)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(378)	(321)	(304)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(5)	(5)	(1)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(3)	(3)	(2)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(343)	(289)	(276)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(43)	(39)	(46)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(25)	(26)	(24)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(116)	(82)	(72)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(74)	(65)	(55)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(11)	(8)	(6)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(7)	(8)	(6)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(8)	(8)	(9)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(15)	(16)	(14)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(19)	(16)	(15)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(25)	(24)	(25)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(3)	(3)	(4)
Allowance for expected credit loss | Twelve-month expected credit losses | Stages 1 and 2 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(590)	(553)	(521)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(590)	(553)	(521)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(263)	(240)	(186)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(5)	(4)	(5)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(311)	(300)	(323)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(49)	(50)	(70)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(36)	(32)	(27)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(97)	(111)	(123)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(85)	(67)	(47)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(12)	(11)	(11)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(5)	(4)	(16)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(23)	(19)	(19)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(11)	(8)	(7)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1)	(1)	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Stages 1 and 2 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2,627)	(2,463)	(2,369)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2,627)	(2,463)	(2,369)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Amounts due from banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2)	(1)	(36)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(2,533)	(2,366)	(2,230)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(55)	(53)	(50)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(56)	(48)	(49)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(653)	(722)	(632)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(1,065)	(897)	(860)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(130)	(105)	(101)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(29)	(26)	(25)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(126)	(115)	(113)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Loans and advances to customers | of which: Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(108)	(90)	(102)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(93)	(96)	(103)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | of which: Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	(35)	(36)	(37)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 0	$ 0	$ 0